Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation.
Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2020	6,917,595	0.692
Granted	1,390,000	0.154
Forfeit	(249,500)	1.303
Vested	(2,023,845)	0.738
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(312,000)	0.431
Vested	(3,648,500)	0.474
Outstanding as of December 31, 2022	3,573,750	0.457